Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Trade Receivables, Net [Abstract]
Trade receivables	$ 831,404	$ 1,320,983
Less: allowance for expected credit losses	(56,201)
Trade receivables, net	$ 775,203	$ 1,320,983